Uncertain Tax Positions	12 Months Ended
Jan. 31, 2013
Text Block [Abstract]
Uncertain Tax Positions

4.    Uncertain Tax Positions

A reconciliation of the beginning and ending amounts of total unrecognized tax positions (excluding interest) included in other non-current liabilities were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Balance at beginning of year	$7,769	$5,508	$8,234
Increase for tax positions taken during the current year	2,000	1,169	533
Increase for tax positions taken in a prior period	652	3,000	—
Lapses and settlements	(1,792)	(1,931)	(3,339)
Foreign currency translation	(40)	23	80

Balance at the end of the year	$8,589	$7,769	$5,508

The Company recognizes interest and penalties related to uncertain tax positions as interest and other expense, respectively. For the fiscal years ended January 31, 2013, 2012 and 2011, the Company accrued $813, $637 and $842 of interest, respectively. The total amount of unrecognized tax benefits that would favorably affect the Company’s effective tax rate if recognized was $8,296 and $7,096 as of January 31, 2013 and 2012, respectively. The total amount of interest accrued associated with the unrecognized tax benefits was $1,895 and $1,647 as of January 31, 2013 and 2012, respectively. Tax years 2008 through 2012 generally remain open to examination by major taxing jurisdictions in which we operate. In addition, previously filed tax returns are under review in various other countries in which we operate. During fiscal 2013, the Company reached a settlement with a state tax authority and as a result reduced its liabilities for uncertain tax positions by $329. Also during fiscal 2013, the Company reduced its liabilities for uncertain tax positions by $1,463 due to the expiration of the statute of limitations, of which $357 was reduced in the fourth quarter of fiscal 2013. However, as a result of the expiration of the statute of limitations in various jurisdictions, it is reasonably possible that the total amounts of unrecognized tax benefits as of January 31, 2013 will decrease by up to $2,552 during the next twelve months. This reduction would have a favorable impact on the Company’s provision for income taxes.